Document and Entity Information	Total
Prospectus:
Document Type	485BPOS
Document Period End Date	Aug. 31, 2021
Entity Registrant Name	MFS® SERIES TRUST I
Entity Central Index Key	0000798244
Entity Inv Company Type	N-1A
Amendment Flag	false
Document Creation Date	Dec. 28, 2021
Document Effective Date	Dec. 29, 2021
Prospectus Date	Dec. 29, 2021
MFS Core Equity Fund | A
Prospectus:
Trading Symbol	MRGAX
MFS Core Equity Fund | R4
Prospectus:
Trading Symbol	MRGJX
MFS Core Equity Fund | B
Prospectus:
Trading Symbol	MRGBX
MFS Core Equity Fund | C
Prospectus:
Trading Symbol	MRGCX
MFS Core Equity Fund | I
Prospectus:
Trading Symbol	MRGRX
MFS Core Equity Fund | R1
Prospectus:
Trading Symbol	MRGGX
MFS Core Equity Fund | R2
Prospectus:
Trading Symbol	MRERX
MFS Core Equity Fund | R3
Prospectus:
Trading Symbol	MRGHX
MFS Core Equity Fund | R6
Prospectus:
Trading Symbol	MRGKX
MFS Low Volatility Equity Fund | A
Prospectus:
Trading Symbol	MLVAX
MFS Low Volatility Equity Fund | B
Prospectus:
Trading Symbol	MLVBX
MFS Low Volatility Equity Fund | C
Prospectus:
Trading Symbol	MLVGX
MFS Low Volatility Equity Fund | I
Prospectus:
Trading Symbol	MLVHX
MFS Low Volatility Equity Fund | R1
Prospectus:
Trading Symbol	MLVMX
MFS Low Volatility Equity Fund | R2
Prospectus:
Trading Symbol	MLVOX
MFS Low Volatility Equity Fund | R3
Prospectus:
Trading Symbol	MLVPX
MFS Low Volatility Equity Fund | R4
Prospectus:
Trading Symbol	MLVRX
MFS Low Volatility Equity Fund | R6
Prospectus:
Trading Symbol	MLVTX
MFS Low Volatility Global Equity Fund | A
Prospectus:
Trading Symbol	MVGAX
MFS Low Volatility Global Equity Fund | B
Prospectus:
Trading Symbol	MVGBX
MFS Low Volatility Global Equity Fund | C
Prospectus:
Trading Symbol	MVGCX
MFS Low Volatility Global Equity Fund | I
Prospectus:
Trading Symbol	MVGIX
MFS Low Volatility Global Equity Fund | R1
Prospectus:
Trading Symbol	MVGJX
MFS Low Volatility Global Equity Fund | R2
Prospectus:
Trading Symbol	MVGKX
MFS Low Volatility Global Equity Fund | R3
Prospectus:
Trading Symbol	MVGLX
MFS Low Volatility Global Equity Fund | R4
Prospectus:
Trading Symbol	MVGMX
MFS Low Volatility Global Equity Fund | R6
Prospectus:
Trading Symbol	MVGNX
MFS New Discovery Fund | A
Prospectus:
Trading Symbol	MNDAX
MFS New Discovery Fund | R4
Prospectus:
Trading Symbol	MNDJX
MFS New Discovery Fund | B
Prospectus:
Trading Symbol	MNDBX
MFS New Discovery Fund | C
Prospectus:
Trading Symbol	MNDCX
MFS New Discovery Fund | I
Prospectus:
Trading Symbol	MNDIX
MFS New Discovery Fund | R1
Prospectus:
Trading Symbol	MNDGX
MFS New Discovery Fund | R2
Prospectus:
Trading Symbol	MNDRX
MFS New Discovery Fund | R3
Prospectus:
Trading Symbol	MNDHX
MFS New Discovery Fund | R6
Prospectus:
Trading Symbol	MNDKX
MFS Research International Fund | A
Prospectus:
Trading Symbol	MRSAX
MFS Research International Fund | R4
Prospectus:
Trading Symbol	MRSJX
MFS Research International Fund | 529A
Prospectus:
Trading Symbol	EARSX
MFS Research International Fund | 529B
Prospectus:
Trading Symbol	EBRIX
MFS Research International Fund | 529C
Prospectus:
Trading Symbol	ECRIX
MFS Research International Fund | B
Prospectus:
Trading Symbol	MRIBX
MFS Research International Fund | C
Prospectus:
Trading Symbol	MRICX
MFS Research International Fund | I
Prospectus:
Trading Symbol	MRSIX
MFS Research International Fund | R1
Prospectus:
Trading Symbol	MRSGX
MFS Research International Fund | R2
Prospectus:
Trading Symbol	MRSRX
MFS Research International Fund | R3
Prospectus:
Trading Symbol	MRSHX
MFS Research International Fund | R6
Prospectus:
Trading Symbol	MRSKX
MFS Technology Fund | A
Prospectus:
Trading Symbol	MTCAX
MFS Technology Fund | R4
Prospectus:
Trading Symbol	MTCJX
MFS Technology Fund | B
Prospectus:
Trading Symbol	MTCBX
MFS Technology Fund | C
Prospectus:
Trading Symbol	MTCCX
MFS Technology Fund | I
Prospectus:
Trading Symbol	MTCIX
MFS Technology Fund | R1
Prospectus:
Trading Symbol	MTCKX
MFS Technology Fund | R2
Prospectus:
Trading Symbol	MTERX
MFS Technology Fund | R3
Prospectus:
Trading Symbol	MTCHX
MFS Technology Fund | R6
Prospectus:
Trading Symbol	MTCLX
MFS U.S. Government Cash Reserve Fund | A
Prospectus:
Trading Symbol	MSRXX
MFS U.S. Government Cash Reserve Fund | 529B
Prospectus:
Trading Symbol	MRBXX
MFS U.S. Government Cash Reserve Fund | 529C
Prospectus:
Trading Symbol	MRCXX
MFS U.S. Government Cash Reserve Fund | B
Prospectus:
Trading Symbol	MCRXX
MFS U.S. Government Cash Reserve Fund | C
Prospectus:
Trading Symbol	MCCXX
MFS U.S. Government Cash Reserve Fund | R1
Prospectus:
Trading Symbol	CRVXX
MFS U.S. Government Cash Reserve Fund | R2
Prospectus:
Trading Symbol	CRMXX
MFS U.S. Government Cash Reserve Fund | R3
Prospectus:
Trading Symbol	CRJXX
MFS U.S. Government Cash Reserve Fund | R4
Prospectus:
Trading Symbol	CRKXX
MFS U.S. Government Cash Reserve Fund | 529A
Prospectus:
Trading Symbol	MACXX
MFS U.S. Government Cash Reserve Fund | R6
Prospectus:
Trading Symbol	CRRXX
MFS U.S. Government Cash Reserve Fund | I
Prospectus:
Trading Symbol	CRHXX
MFS Value Fund | A
Prospectus:
Trading Symbol	MEIAX
MFS Value Fund | R4
Prospectus:
Trading Symbol	MEIJX
MFS Value Fund | 529A
Prospectus:
Trading Symbol	EAVLX
MFS Value Fund | 529B
Prospectus:
Trading Symbol	EBVLX
MFS Value Fund | 529C
Prospectus:
Trading Symbol	ECVLX
MFS Value Fund | B
Prospectus:
Trading Symbol	MFEBX
MFS Value Fund | C
Prospectus:
Trading Symbol	MEICX
MFS Value Fund | I
Prospectus:
Trading Symbol	MEIIX
MFS Value Fund | R1
Prospectus:
Trading Symbol	MEIGX
MFS Value Fund | R2
Prospectus:
Trading Symbol	MVRRX
MFS Value Fund | R3
Prospectus:
Trading Symbol	MEIHX
MFS Value Fund | R6
Prospectus:
Trading Symbol	MEIKX